OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Unfavorable contract intangibles	$ 94,958	$ 104,447
Non-current portion of operating lease liability	$ 3,346	$ 510
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Others	$ 365	$ 765
Other non-current liabilities	$ 98,669	$ 105,722